Employee Benefits - Funded and Unfunded Pension Plans and Postretirement Benefit Plan (Details) $ in Millions	Dec. 31, 2025 USD ($)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2026	$ 78
2027	77
2028	76
2029	74
2030	72
2030-2034	324
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
2026	4
2027	4
2028	4
2029	4
2030	4
2030-2034	$ 16